This amendment is filed solely for the purpose of correcting the response under item B.6.a.ii - to report liquidation of Virtus FORT Trend Fund which occurred on July 12, 2023, during the reporting period October 1, 2022 – September 30, 2023.

No other modifications were made to the filing as initially submitted on 2023-12-13 (Accession No.  0001752724-23-277617).